Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)

Year ended December 31, 2013
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(2,917)	$1,346	$(1,571)	$-	$(1,571)
Reclassification adjustments	25,449	(7,393)	18,056	-	18,056
Total other comprehensive income (loss) relating to cash flow hedges	22,532	(6,047)	16,485	-	16,485
Foreign-currency translation adjustment	(112,395)	-	(112,395)	(2,044)	(114,439)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	39,571	(17,828)	21,743	-	21,743
Reclassification adjustments	25,418	(9,725)	15,693	-	15,693
Total other comprehensive income (loss) relating to defined benefit pension plans	64,989	(27,553)	37,436	-	37,436
Other comprehensive income (loss)	$(24,874)	$(33,600)	$(58,474)	$(2,044)	$(60,518)

Year ended December 31, 2014
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(3,573)	$1,417	$(2,156)	$-	$(2,156)
Reclassification adjustments	29,120	(8,385)	20,735	-	20,735
Total other comprehensive income (loss) relating to cash flow hedges	25,547	(6,968)	18,579	-	18,579
Foreign-currency translation adjustment	(415,703)	-	(415,703)	(6,086)	(421,789)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(232,308)	81,476	(150,832)	-	(150,832)
Reclassification adjustments	17,147	(6,347)	10,800	-	10,800
Total other comprehensive income (loss) relating to defined benefit pension plans	(215,161)	75,129	(140,032)	-	(140,032)
Other comprehensive income (loss)	$(605,317)	$68,161	$(537,156)	$(6,086)	$(543,242)